Equity Method Investments (Details) - USD ($)	1 Months Ended		3 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended
	Dec. 30, 2021	Sep. 30, 2017	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Sep. 14, 2021	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Equity Method Investments (Details) [Line Items]
Earn-out payment		$ 9,550,000
Estimated earn-out payment				$ 8,300,000
Carrying value basis difference			$ 154,500,000	154,500,000
Equity investment income			2,600,000	5,100,000
Equity method investments			263,336,000	263,336,000			$ 262,738,000
Amortization of basis difference							3,100,000
Mavrix [Member]
Equity Method Investments (Details) [Line Items]
Membership percentage		50.00%
Carrying value basis difference							154,000,000
Earn-out payment							3,700,000
Smaller Investments [Member]
Equity Method Investments (Details) [Line Items]
Equity method investments			$ 7,100,000	$ 7,100,000			7,100,000	$ 7,100,000
Sunshine Gas Producers, LLC [Member]
Equity Method Investments (Details) [Line Items]
Interest in undistributed earnings							0
Saturn Renewables LLC [Member]
Equity Method Investments (Details) [Line Items]
Contributions to equity method investments	$ 7,500,000
Maximum [Member] | Mavrix [Member]
Equity Method Investments (Details) [Line Items]
Earn-out payment obligation		$ 9,550,000
Mavrix [Member]
Equity Method Investments (Details) [Line Items]
Interest in undistributed earnings							$ 300,000
Aria Energy LLC [Member]
Equity Method Investments (Details) [Line Items]
Equity method investments						$ 86,200,000			77,993,000
Joint venture membership amount		$ 9,550,000
Other long-term liabilities					$ 1,700,000	$ 1,700,000			$ 1,400,000
Aria Energy LLC [Member] | Mavrix [Member]
Equity Method Investments (Details) [Line Items]
Joint venture membership percentage		50.00%
Aria Energy LLC [Member] | Predecessor [ Member ]
Equity Method Investments (Details) [Line Items]
Equity method investments, description					Aria holds 50% interests in two joint ventures accounted for using the equity method — Mavrix and Sunshine Gas Producers, LLC. Prior to the sale of LESPH in June 2021, Aria also held 50% interests in the following four joint ventures: Riverview Energy Systems, LLC, Adrian Energy Systems, LLC, Salem Energy Systems, LLC, and Salt Lake Energy Systems LLC.	Aria holds 50% interests in two joint ventures accounted for using the equity method — Mavrix and Sunshine Gas Producers, LLC. Prior to the sale of LESPH in June 2021, Aria also held 50% interests in the following four joint ventures: Riverview Energy Systems, LLC, Adrian Energy Systems, LLC, Salem Energy Systems, LLC, and Salt Lake Energy Systems LLC.
Aria Energy LLC [Member] | Mavrix LLC [Member]
Equity Method Investments (Details) [Line Items]
Joint venture membership percentage		50.00%
Two Joint Ventures [Member] | Mavrix [Member]
Equity Method Investments (Details) [Line Items]
Interest in joint ventures			50.00%	50.00%			50.00%
Saturn Renewables LLC [Member]
Equity Method Investments (Details) [Line Items]
Interest in joint ventures	50.00%
Contributions to equity method investments	$ 7,500,000			$ 8,000,000
Carrying value of joint venture			$ 15,500,000	$ 15,500,000
Saturn Renewables LLC [Member] | Saturn Renewables LLC [Member]
Equity Method Investments (Details) [Line Items]
Interest in joint ventures	50.00%